Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) (Details) - Schedule of Financing Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021
Schedule of Financing Income [Abstract]
Interest income	€ 2,015	€ 402	€ 266
Change in fair value of derivatives, net	251	605
Profit from settlement of derivatives contract			407
Gain from exchange rate differences, net	6,732	6,041
Total financing income	€ 8,998	€ 7,048	€ 673

[1]	Reclassified due to discontinued operation - see Note 23.